DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Inventory costs	$ 9,838	$ 7,357	$ 18,591	$ 13,421
Subcontractor and consultant costs	812	911	1,553	1,660
Concession construction materials and labor costs	81	51	160	84
Depreciation and amortization expense	786	553	1,488	1,095
Compensation	1,287	980	2,496	1,971
Other direct costs	870	697	1,981	1,296
Total	$ 13,674	$ 10,549	$ 26,269	$ 19,527